PROSKAUER ROSE LLP

ELEVEN TIMES SQUARE

NEW YORK, NEW YORK 10036

May 9, 2018

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Attention: Frank Buda

Re:	Dreyfus Opportunity Funds

(Registration Nos: 333-34474 and 811-09891)

Ladies and Gentlemen:

On behalf of the above referenced registrant (the "Registrant"), transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 89 (the "Amendment") to the Registrant's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to register a new series of the Registrant: Dreyfus Japan Equity Womenomics Fund (the "Fund").

To pursue its goal, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies listed or principally traded on a recognized stock exchange in Japan. These are companies that, in the view of the Fund's sub-adviser, demonstrate attractive investment attributes and benefit from the "Womenomics" initiative in Japan that seeks to promote economic growth through the general economic empowerment of women. This initiative includes efforts to ease barriers to female employment outside the home, promote women to leadership positions, and close the gender pay gap. The Fund invests principally in common stocks, and may invest in the stocks of companies with any market capitalization.

The Amendment includes a Prospectus for the Fund's Class A, C, I and Y shares. The Statement of Additional Information ("SAI") included in the Amendment is marked to reflect changes from the SAI for the Registrant filed pursuant to Rule 497 under the Securities Act on April 30, 2018.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to file certain exhibits, including a Certificate of Amendment, revised management and distribution agreements, a sub-investment advisory agreement between The Dreyfus Corporation and BNY Mellon Asset Management Japan Limited, revised shareholder services, Rule 12b-1 and Rule 18f-3 plans and the consent of the Fund's independent registered public accounting firm, and to make certain other revisions.

Please telephone the undersigned at 212.969.3379 if you have any questions.

Very truly yours,

/s/ Kim Kaufman
Kim Kaufman

cc:	David Stephens